COST OF REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	June 30, 2026	June 30, 2025
Salaries and benefits	$301,851	$316,043
Sensera costs	75,851	-
Subcontractors	-	40,174
Software and other	21,224	16,173
Depreciation	1,122	818
	$400,048	$373,208